Remuneration and other benefits paid to the Bank's directors and senior managers (Details) € in Thousands	6 Months Ended
	Jun. 30, 2019 EUR (€) employee item	Jun. 30, 2018 EUR (€) employee item
Remuneration of key personnel
Number of persons | item	202,398	201,884
Bank's Directors
Remuneration of key personnel
Fixed salary	€ 3,459	€ 3,759
Directors' fees	579	488
Annual emoluments	1,853	1,785
Other remuneration	3,354	691
Total remuneration	9,245	6,723
Contributions to plan	1,001	1,341
Pension rights	77,153	75,804
Contribution to insurance policies	1,069	862
ELEMENTS NOT USED AFTER THIS POINT IN LR
Sub-total from executive functions	9,245	6,723
Former directors of the bank
Remuneration of key personnel
Pension rights	68,201	79,465
Current senior managers
Remuneration of key personnel
Contributions to plan	3,190	2,739
Pension rights	€ 71,237	€ 62,872
Number of persons | employee	18	18
ELEMENTS NOT USED AFTER THIS POINT IN LR
Sub-total from executive functions	€ 17,690	€ 16,972
Retired senior managers
Remuneration of key personnel
Total remuneration	96	10
Pension rights	166,960	173,819
Loan commitments | Bank's Directors
Remuneration of key personnel
Total direct risk exposure	€ 121	€ 84